14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates

	2021	2020	2019

Net loss	$(5,997)	$(138,911)	$(2,097,599)

Expected income tax recovery	$(2,000)	$(37,000)	$(566,352)
Effect of foreign tax rate	(24,000)	(16,000)	46,724
Non-deductible items	4,000	1,000	112,279
Deductible items	-	(6,000)	(15,196)
Unrecognized benefit of non-capital losses	22,000	58,000	422,545
		$-	$-